Income Tax Expense (Credit) - Summary of Income Tax Expense (Credit) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Major components of tax expense (income) [abstract]
Current tax, current year	¥ 7,669	$ 1,179	¥ 6,610	¥ 2,825
Current tax, under provision in respect of prior year			1,618
Current tax	7,669	1,179	8,228	2,825
Deferred tax (Note 17), current year	1,102	169	(7,876)	(4,395)
Deferred tax (Note 17), attributable to change in tax rate	(1,382)	(212)
Deferred tax (Note 17)	(280)	(43)	(7,876)	(4,395)
Income tax expense (credit)	¥ 7,389	$ 1,136	¥ 352	¥ (1,570)